Note 14 - Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
14.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2013 and 2014 were as follows:

	December 31
	2013			2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Impairment	Disposal	Net carrying amount
Intangible assets not subject to amortization:
Precious metal trading right	$1,295,740	$-	$1,295,740	$1,372,773	$-	$-	$(81,712)	$1,291,061
Intangible assets subject to amortization:
Completed technology	68,887	(21,279)	47,608	68,639	(27,187)	(41,452)	-	-
Customer relationship	1,261,297	(72,767)	1,188,530	1,256,741	(362,522)	-	-	894,219
Securities consulting license and related trademarks	5,590,273	(577,389)	5,012,884	5,570,082	(741,279)	(1,760,673)	(3,068,130)	-
	$8,216,197	$(671,435)	$7,544,762	$8,268,235	$(1,130,988)	$(1,802,125)	$(3,149,842)	$2,185,280

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were $224,430, $432,957 and $448,768, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $289,985, $289,985, $289,985 and $24,265 for 2015, 2016, 2017 and 2018, respectively.

There was no impairment on intangible assets for the year ended December 31, 2012 and 2013. For the year ended December 31, 2014, the Group recorded an impairment loss on its intangible assets in the amount of $1,802,125 associated with the acquired completed technology and securities consulting license and related trademarks due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. During 2014, the Group disposed its intangible assets in the amount of $3,149,842 associated with the acquired precious metal trading right and securities consulting license and the related trademarks due to the business restructure.